Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 29, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A of DWS Balanced Fund (effective March 1, 2012, to be named DWS Global Income Builder Fund) (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 93 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 30, 2011 in Post-Effective Amendment No. 92 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to (i) respond to certain comments of the Staff of the Commission received via telephone conference call on February 14, 2012, which comments are set forth together with the Fund’s replies in a separate written correspondence filed with the Commission on February 29, 2012; (ii) bring the Fund’s financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act; and (iii) make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to its Registration Statement that its respective Amendment become effective on March 1, 2012. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments relating to the Amendment to the undersigned at (617) 295-3557.

Very truly yours,

                    /s/Thomas Connors
Thomas Connors
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price